INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 239,044	$ 193,884
Capitalized research and development expenditures	62,931	58,713
Long-term lease liabilities	45,244	82,645
Tax credit carryforwards	43,814	37,699
Accrued expenses	23,066	38,015
Stock-based compensation	13,814	33,626
Other	49,959	36,986
Total deferred tax assets	477,872	481,568
Less: valuation allowance	(59,867)	(61,604)
Total deferred tax assets, net of valuation allowance	418,005	419,964
Deferred tax liabilities:
Investment in MGM	(255,893)	(225,223)
Investment in subsidiaries	(222,412)	(218,658)
Intangible assets, net of accumulated amortization	(83,017)	(88,758)
ROU assets	(37,000)	(52,099)
Other	(26,930)	(37,911)
Total deferred tax liabilities	(625,252)	(622,649)
Net deferred tax liabilities	$ (207,247)	$ (202,685)